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                                (LONGLEAF LOGO)

                               LONGLEAF PARTNERS

                               INTERNATIONAL FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                             at September 30, 1998

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                                  MANAGED BY:

                      SOUTHEASTERN ASSET MANAGEMENT, INC.

                                  Memphis, TN
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                   INTERNATIONAL FUND - PORTFOLIO INVESTMENTS
                       AT SEPTEMBER 30, 1998 (UNAUDITED)

      SHARES                                                            MARKET VALUE
    ----------                                                         --------------
Common Stock 96.5%
                     Agriculture 5.2%
        53,000   *   Agribrands International, Inc. (United
                       States)......................................   $    1,252,125
                     Beverages 4.4%
        37,000       The Seagram Company Ltd. (Canada)..............        1,061,437
                     Broadcasting 4.8%
        32,000       Nippon Broadcasting System(Japan)..............        1,137,820
                     Cable 4.8%
        69,000       Shaw Communications, Inc. - Class B (Canada)...        1,155,750
                     Healthcare 4.9%
     1,513,000       Haw Par Corporation Limited (Singapore)........        1,167,508
                     Multi-Industry 19.8%
     6,140,000       Brierley Investments Limited (New Zealand).....        1,106,306
        26,000       Philips Electronics N.V. (Netherlands).........        1,387,750
     2,610,000       Swire Pacific Limited (Hong Kong)..............        1,229,464
       285,000       Wassall PLC (Great Britain)....................        1,009,900
                                                                       --------------
                                                                            4,733,420
                                                                       --------------
                     Natural Resources 17.4%
       120,000   *   Anderson Exploration Limited (Canada)..........        1,258,026
       700,000   *   Gulf Canada Resources Limited (Canada).........        2,887,500
                                                                       --------------
                                                                            4,145,526
                                                                       --------------
                     Property & Casualty Insurance 17.3%
        67,000       The Chiyoda Fire and Marine Insurance Company,
                       Ltd. (Japan).................................          197,377
       335,000       The Dai-Tokyo Fire and Marine Insurance
                       Company, Ltd. (Japan)........................          954,893
       311,000       The Nippon Fire & Marine Insurance Company,
                       Ltd. (Japan).................................          993,866
       330,000       The Nissan Fire & Marine Insurance Company,
                       Ltd. (Japan).................................          889,730
       295,000       The Yasuda Fire & Marine Insurance Company,
                       Ltd. (Japan).................................        1,083,603
                                                                       --------------
                                                                            4,119,469
                                                                       --------------
                     Restaurants 4.5%
       138,000       Kentucky Fried Chicken Japan (Japan)...........        1,084,778
                     Transportation 13.4%
       102,000       Canadian Pacific Limited (Canada)..............        2,110,125
        24,000   *   FDX Corporation (United States)................        1,083,000
                                                                       --------------
                                                                            3,193,125
                                                                       --------------
         TOTAL COMMON STOCKS (COST $25,359,731).....................       23,050,958
                                                                       --------------

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                   INTERNATIONAL FUND - PORTFOLIO INVESTMENTS
                       AT SEPTEMBER 30, 1998 (UNAUDITED)

                                                                        MARKET VALUE
                                                                       --------------
Short-Term Obligations 7.0%
Federal National Mortgage Association Discount Note, 5.22% due
  10-1-98...........................................................   $      999,857
Repurchase Agreement with State Street Bank, 4.75% due 10-1-98......          676,000
                                                                       --------------
                                                                            1,675,857
                                                                       --------------
TOTAL INVESTMENTS (COST $27,035,588)(A)......................  103.5%      24,726,815
OTHER ASSETS AND LIABILITIES, NET............................   (3.5)        (856,468)
                                                               -----   --------------
NET ASSETS...................................................  100.0%  $   23,870,347
                                                               =====   ==============
NET ASSET VALUE PER SHARE...........................................            $8.81
                                                                       ==============

*   Non-income producing security
(a) Aggregate cost for Federal income tax purposes.

                        OPEN FORWARD CURRENCY CONTRACTS

 Currency             Currency Sold and             Currency     Unrealized
Units Sold             Settlement Date            Market Value   Gain (Loss)
-----------   ----------------------------------  ------------   -----------
  1,802,146   Canadian Dollars 12-29-98.........  $ 1,180,574     $   4,753
  2,619,162   Hong Kong Dollars 8-18-99.........      325,502        (7,446)
878,853,663   Japanese Yen 8-18-99..............    6,740,535      (404,124)
  2,362,725   Singapore Dollars 8-18-99.........    1,409,306       (79,242)
  2,462,631   New Zealand Dollars 9-3-99........    1,227,836         5,263
    638,132   British Pound 9-8-99..............    1,066,660       (17,060)
  7,212,383   Hong Kong Dollars 8-20-01.........      810,478       (69,229)
                                                  -----------     ---------
                                                  $12,760,891     $(567,085)
                                                  ===========     =========

                               COUNTRY ALLOCATION

Canada....................................   35.5%
Japan.....................................   24.9
United States.............................   15.5
Netherlands...............................    5.8
Hong Kong.................................    4.8
New Zealand...............................    4.7
Singapore.................................    4.6
United Kingdom............................    4.2
                                            -----
                                            100.0%
                                            =====

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                      Longleaf Partners International Fund
                                    c/o NFDS
                                P.O. Box 419929
                           Kansas City, MO 64141-6929

                           Fund Information Requests
                                 (800) 445-9469
                         Shareholder Account Inquiries
                                 (800) 488-4191